Goodwill recognized as a result of business combination (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Goodwill recognized as a result of business combination [Line Items]
Goodwill		₩ 14,440	₩ 871,285
Neoplux Co., Ltd.
Goodwill recognized as a result of business combination [Line Items]
Consideration transferred in cash		71,128
Fair value of identifiable net assets	[1]	(58,868)
Noncontrolling Interest	[2]	1,718
Goodwill		₩ 13,978

[1]	The accounting for the acquisition of Neoplux Co., Ltd. is tentatively determined using the identifiable assets and liabilities recognized by Neoplux Co., Ltd. at the time of business combination. For the year ended December 31, 2020, the acquisition has not completed the identification of intangible assets for allocation and the fair value assessment of identifiable assets and liabilities. The goodwill may vary depending on the results of the fair value assessment of the identifiable assets and liabilities for the allocation of the consideration.
[2]	For the year ended December 31, 2020, the non-controlling interests for Neoplux Co., Ltd. are measured at proportionate shares of non-controlling interests in the acquiree's identifiable net assets for Neoplux Co.,Ltd. At the business combination, the goodwill is generated because the transfer price includes the premium of corporate control paid to acquire Neoplux Co.,Ltd. The transfer price for the business combination includes expected synergies, future market growth, and the amount related to human resources. These benefits are not recognized separately from goodwill because it does not meet the recognition requirements for identifiable intangible assets.